Consolidated Statements of Comprehensive Loss - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Loss for the period	SFr (38,698)	SFr (18,552)	SFr (14,873)
Items that will not be reclassified to profit or loss
Actuarial gains/(losses) of defined benefit plans	744	88	(115)
Items that may be reclassified subsequently to profit or loss
Currency translation differences	3	(28)	28
Other comprehensive profit/(loss) for the period	747	60	(87)
Total comprehensive loss for the period	SFr (37,951)	SFr (18,492)	SFr (14,960)